Income Taxes - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets Net	0	0
Net operating losses, gross	32,961	25,593
Income Tax Average Examination Period	3 to 6 years
Brazil, Angola, Equatorial Guinea, Ivory Coast and Ghana
Withholding Tax As A Percentage Of Current Tax Expense	97.00%
Ghana Tanzania And Turkey [Member]
Withholding Tax As A Percentage Of Current Tax Expense		95.00%
Ghana And Turkey [Member]
Withholding Tax As A Percentage Of Current Tax Expense			95.00%
Marshall Islands [Member]
Percentage Of Marshall Islands And Malta Subsidiaries Stock Treated As Owned By Indivinduals Resident In Marshall Islands	100.00%
Current tax rate	0.00%	0.00%	0.00%